Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable, Net
4. ACCOUNTS RECEIVABLE, NET
Unbilled amounts represent sales for which billings have not been presented to customers by period-end. These amounts are usually billed and collected within one year. Substantially all accounts receivable at December 31, 2015 are expected to be collected in 2016. The company does not believe it has significant exposure to credit risk, as accounts receivable and the related unbilled amounts are primarily from contracts where the U.S. Government is the primary customer.
Accounts receivable consisted of the following:

	December 31
$ in millions	2015	2014
Due from U.S. Government
Billed	$506	$536
Unbilled	7,699	6,806
Progress and performance-based payments received	(6,140)	(5,150)
	2,065	2,192
Due from International and Other Customers(1)
Billed	223	283
Unbilled	3,713	3,461
Progress and performance-based payments received	(3,101)	(3,062)
	835	682
Total accounts receivable	2,900	2,874
Allowance for doubtful accounts	(59)	(68)
Total accounts receivable, net	$2,841	$2,806

(1)	Includes receivables due from the U.S. Government associated with foreign military sales.